MUTUAL FUND SERIES TRUST

Catalyst/Lyons Tactical Allocation Fund

Class A: CLTAX Class C: CLTCX

February 6, 2014

The information in this Supplement amends certain information contained in the currently effective Prospectus and Summary Prospectus for the Catalyst/Lyons Tactical Allocation Fund (the “Fund”), each dated November 1, 2013.

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In connection with a change in ownership of Lyons Wealth Management, LLC, the Fund’s investment sub-advisor (“Lyons”), shareholders of the Fund will be asked to approve a new Sub-Advisory Agreement between Catalyst Capital Advisors LLC (“Catalyst”) and Lyons. A proxy statement (providing information regarding the new Sub-Advisory Agreement and a special meeting of shareholders at which shareholders will be asked to vote for the new Sub-Advisory Agreement) is expected to be distributed to shareholders on or about March 1, 2014.   Effective February 3, 2014 through the effective date of the new Sub-Advisory Agreement,  Catalyst will manage the Fund’s portfolio consistent with Lyons’s investment strategy.

All references to the Fund’s portfolio manager in the Summary are replaced with the following:

Portfolio Managers: Michael Schoonover serves as the Fund’s Portfolio Manager. He has served as a Portfolio Manager for the Advisor since November 2013 and as the Portfolio Manager of the Fund since February 2014.

All references to the Fund’s portfolio manager in the Prospectus are replaced with the following:

Portfolio Manager: Catalyst/Lyons Tactical Allocation Fund

Michael Schoonover, Portfolio Manager

Michael Schoonover serves as the Fund’s Portfolio Manager. He has served as a Portfolio Manager for the Advisor since November 2013. He began his association with the Advisor in 2011 as a research consultant, supporting the implementation and back testing of quantitative strategies. In March 2013, he became a senior analyst at the Advisor, providing investment research for several mutual funds. From 2005-2011, he served in various technical and scientific management roles with the Perrigo Company.  Mr. Schoonover has an MBA with high distinction from the University of Michigan Ross School of Business and a BS from the University of Michigan.

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You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information, each dated November 1, 2013, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.

MUTUAL FUND SERIES TRUST

Catalyst/Lyons Tactical Allocation Fund

Class A: CLTAX Class C: CLTCX

February 6, 2014

The information in this Supplement amends certain information contained in the currently effective Statement of Additional Information (“SAI”) for the Catalyst/Lyons Tactical Allocation Fund (the “Fund”), dated November 1, 2013.

______________________________________________________________________________

In connection with a change in ownership of Lyons Wealth Management, LLC, the Fund’s investment sub-advisor (“Lyons”), shareholders of the Fund will be asked to approve a new Sub-Advisory Agreement between Catalyst Capital Advisors LLC (“Catalyst”) and Lyons. A proxy statement (providing information regarding the new Sub-Advisory Agreement and a special meeting of shareholders at which shareholders will be asked to vote for the new Sub-Advisory Agreement) is expected to be distributed to shareholders on or about March 1, 2014.   Effective February 3, 2014 through the effective date of the new Sub-Advisory Agreement,  Catalyst will manage the Fund’s portfolio consistent with Lyons’s investment strategy.

The reference to Mark Cosgrove contained in the section of the SAI entitled “Advisor and Sub-Advisors – Sub-Investment Advisor – Tactical Allocation Fund” regarding the control of Lyons is deleted and replaced with a reference to Alexander Read.

All references to the Fund’s portfolio manager in the SAI are replaced with the following:

Portfolio Manager – Tactical Allocation Fund

Michael Schoonover, as portfolio manager, has primary responsibility for the day-to-day management of the portfolio of the Fund.  The Advisor compensates the  portfolio manager with a fixed base salary and a discretionary bonus based on performance and the profitability of the Fund.

As of January 31, 2014, the number of, and total assets in all registered investment companies, other pooled investment vehicles, and other accounts overseen by Michael Schoonover are as follows:

Name of Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number	Total Assets (millions)	Number	Total Assets (millions)	Number	Total Assets (millions)
Michael Schoonover	1	$11.1	0	$0	0	$0

As of January 31, 2014, Mr. Schoonover did not own beneficially own any shares of the Fund.

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You should read this Supplement in conjunction with the Fund’s currently effective SAI, dated November 1, 2013 which provides information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.